Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments	The first cycle commenced in 2021, with delivery of the respective shares in 2024. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2022 was 18,544,534, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	9,712,750	9,272,267	2.64
FCF Objective	7,770,200	7,417,814	3.15
CO2 E.N. Objective	1,942,550	1,854,453	3.15
The second cycle commenced in 2022, with delivery of the respective shares in 2025. The maximum number of shares assigned to this cycle of the plan was 15,069,650 and the outstanding shares at December 31, 2022 was 14,969,799, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	7,534,825	7,484,899	2.43
FCF Objective	6,027,860	5,987,920	2.95
CO2 E.N. Objective	1,506,965	1,496,980	2.95
The first cycle commenced in 2021, with delivery of the respective shares in 2024. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2022 was 1,659,500, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	875,750	829,750	2.64
FCF Objective	700,600	663,800	3.15
CO2 E.N. Objective	175,150	165,950	3.15
The second cycle commenced in 2022, with delivery of the respective shares in 2025. The maximum number of shares assigned to this cycle of the plan was 1,646,500 and the outstanding shares at December 31, 2022 was 1,611,000, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2022	Unit fair value (euros)
TSR Objective	823,250	805,500	2.43
FCF Objective	658,600	644,400	2.95
CO2 E.N. Objective	164,650	161,100	2.95